INDEX



                      ANNUAL REPORT  |  December 31, 2000

                            The Strong

                                   INDEX 500

                                          Fund



                                 [PHOTO HERE]

                                                              [LOGO HERE] STRONG

                      ANNUAL REPORT  |  December 31, 2000

                           The Strong Index 500 Fund


                               Table of Contents

Investment Review

   Strong Index 500 Fund...............................................    2

Financial Information--Strong Index 500 Fund

   Statement of Assets and Liabilities.................................    4

   Statement of Operations.............................................    5

   Statements of Changes in Net Assets.................................    6

   Notes to Financial Statements.......................................    7

Financial Highlights...................................................    8

Independent Auditors' Report...........................................    9

Additional Information.................................................   10

Financial Information--Master Investment Portfolio--
S&P 500 Index Master Portfolio

   Schedule of Investments.............................................   11

   Statement of Assets and Liabilities.................................   16

   Statement of Operations.............................................   17

   Statements of Changes in Net Assets.................................   18

   Notes to Financial Statements.......................................   19

Independent Auditors' Report...........................................   22

                         A Few Words From Dick Strong

[PHOTO]

Respect the Fed

The first year of the new millennium was one most investors are not likely to forget. Having grown accustomed to one of the most awesome bull markets in history, and after hearing expert after expert declare that things have fundamentally changed and the old rules of security analysis no longer apply, reality returned with a vengeance in 2000. Investors were rudely reminded how hard it is to make money and to hold onto an investment portfolio. Who could have foreseen the high-flying Nasdaq dropping over 38% for the year?

Many people believe that the Federal Reserve Board's efforts in raising interest rates in order to slow the growth of the economy was the major force behind last year's market correction. At present there is a debate raging over whether, and if so, when, the economy will respond to the Feds aggressive 1/2% rate cut on January 3 and the pursuant cut of 1/2% on January 31. Optimists argue that Mr. Greenspan and his colleagues are prepared to do whatever it takes to reinvigorate the economy. Meanwhile, pessimists argue just as persuasively that the system will sputter in spite of the Feds efforts to energize it.

At Strong, we believe the Federal Reserve's abrupt and stunning interest-rate cuts in January were part of a message that came across loud and clear. Understanding the Fed's intent, while not exactly like reading tea leaves, nonetheless requires a certain facility for reading between the lines. The Fed tends to speak indirectly and elliptically.

The Fed's actions, especially the interest-rate cut on January 3, coming as it did without warning and in the middle of the market day, are truly significant. Likewise two cuts of 1/2% each, rather than the more traditional 1/4% move, further testifies to the seriousness of the central banks intent. Moreover, the text of the press releases that accompanied these reductions, in our opinion, clearly conveyed that more rate cuts are coming.

The Fed fully understands the entrepreneurial spirit of the American culture. We are a nation of people who make things happen. In our opinion, investors should believe the Fed will get our economy back on track. The stock market does not wait for everyone to have full confidence before it makes its move. Wise investors respect the Fed's power, anticipate its intent, and get back in the market ahead of time. Otherwise, they just might miss the boat.

If past is prologue, investors should benefit during the next two to three years. The key is to learn from the market's last speculative binge when so many people seemed to treat investing like a game. Real investing is serious business. It requires a long-term goal, a balanced portfolio of stocks and bonds, plenty of patience, and a recognition that time and the mathematical miracle of compounding are on your side.

Investing is not entertainment. It is a serious endeavor. Please treat it as such.

                                                     /s/ Dick

Strong Index 500 Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Index 500 Fund seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies. The fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio that holds each of the stocks that make up the S&P 500 Composite Stock Price Index* (S&P 500 Index)./1/

--------------------------------------------------------------------------------

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 5-1-97 to 12-31-00

            The Strong Index 500 Fund+    S&P 500 Index*+   Lipper S&P 500 Funds Index*+
Apr 97              $10,000                   $10,000                 $10,000
Jun 97              $11,110                   $11,121                 $11,117
Sep 97              $11,929                   $11,954                 $11,944
Dec 97              $12,262                   $12,297                 $12,281
Mar 98              $13,947                   $14,013                 $13,982
Jun 98              $14,392                   $14,476                 $14,433
Sep 98              $12,957                   $13,036                 $12,996
Dec 98              $15,708                   $15,812                 $15,762
Mar 99              $16,450                   $16,600                 $16,527
Jun 99              $17,589                   $17,770                 $17,676
Sep 99              $16,471                   $16,660                 $16,563
Dec 99              $18,908                   $19,139                 $19,011
Mar 00              $19,316                   $19,578                 $19,428
Jun 00              $18,771                   $19,058                 $18,897
Sep 00              $18,573                   $18,874                 $18,711
Dec 00              $17,104                   $17,397                 $17,241

   This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Composite Stock Price Index ("S&P 500") and the Lipper S&P 500 Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize time periods, the indexes performances were prorated for the month of May 1997.

+ The S&P 500 figure tracks the Strong Index 500 Fund and the Lipper S&P 500 Funds Index figures so closely that its results are not discernible on the graph.

Q: How did your Fund perform?

A: The Strong Index 500 Fund seeks to track the performance of the S&P 500
   Index,* and as such its performance represents a macro picture of a large section of the U.S. equity market for 2000. January through March of this year brought the height of new-economy euphoria, while the remainder of the year returned the market to the principles of valuation, rational expectations, and traditional market drivers. Growing concern over corporate profit growth and rising energy costs took the air out of many high-priced stocks.

Q: What market conditions, market events, and other factors impacted your Fund's performance?

A: The Federal Reserve's decision to raise interest rates during the first five months of the year, along with rising energy prices and a weak euro, dampened consumer and corporate spending. This in turn had a negative impact on corporate earnings. The euro at one point fell to below 85 cents to the dollar, a historic low, while crude oil prices for October delivery shot up to almost $35 a barrel, the highest price since November 1990. Retail sales through the latter half of the year and, most importantly, into the holiday season, lagged significantly behind expectations.

Late in the year, corporate earnings warnings seemed to greet each market day, and the worst-performing sectors--telecommunications, technology, and consumer cyclicals--pulled the market down for the first time in some years. As the "new economy" telecom, technology, and consumer cyclicals eased, many of the value sectors such as utilities, health care, and financials made modest gains for the year.

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                 As of 12-31-00

                              1-year        -9.54%

                              3-year        11.73%

                     Since Inception        15.76%
                           (5-1-97)
   Equity funds are volatile investments and should only be considered for long-term goals.

--------------------------------------------------------------------------------

    From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns. The Fund has a redemption fee of 0.50% against shares that are held fewer than six months.

/1/ S&P does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment advisor, or the Fund. "Standard & Poor's 500", "S&P", and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Strong Equity Funds, Inc. on behalf of the Fund. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representations regarding the advisability of investing in the Fund and the Master Portfolio. S&Ps only relationship to the Master Portfolio and the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index. The S&P 500 Index is determined, composed, and calculated by S&P without regard to the Fund or the Master Portfolio.


* The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poors Micropal. Source of the Lipper index data is Lipper Inc.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

Assets:
  Investment in S&P 500 Index Master Portfolio ("Master Portfolio"), at Value (Note 1)                  $ 181,126,922
  Receivable for Fund Shares Sold                                                                             415,757
  Other Assets                                                                                                 13,538
                                                                                                        -------------
  Total Assets                                                                                            181,556,217
                                                                                                        -------------

Liabilities:
  Payable for Fund Shares Redeemed                                                                          1,229,588
  Due to SCMI (Note 3)                                                                                          9,959
  Accrued Operating Expenses and Other Liabilities                                                             65,277
                                                                                                        -------------
  Total Liabilities                                                                                         1,304,824
                                                                                                        -------------
Net Assets                                                                                              $ 180,251,393
                                                                                                        =============

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                                                         $ 180,756,454
  Undistributed Net Investment Income                                                                          74,438
  Undistributed Net Realized Gain                                                                             982,992
  Net Unrealized Depreciation on Investments                                                               (1,562,491)
                                                                                                        -------------
  Net Assets                                                                                            $ 180,251,393
                                                                                                        =============

Capital Shares Outstanding (Unlimited Number Authorized)                                                   11,563,169

Net Asset Value Per Share                                                                               $       15.59
                                                                                                        =============

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
December 31, 2000

Net Investment Income Allocated from Master Portfolio:
  Dividend Income                                                                             $  2,029,666
  Interest Income                                                                                  271,519
  Expenses                                                                                         (91,457)
                                                                                              ------------
  Net Investment Income Allocated from Master Portfolio                                          2,209,728
                                                                                              ------------

Expenses:
  Shareholder Servicing Fees (Note 3)                                                              452,228
  Transfer Agency Fees                                                                             549,977
  Reports to Shareholders                                                                          136,750
  Other                                                                                             96,453
                                                                                              ------------

  Total Expenses before Waivers and Absorptions                                                  1,235,408
  Voluntary Expense Waivers and Absorptions by SCMI                                               (500,576)
                                                                                              ------------
  Expenses, Net                                                                                    734,832
                                                                                              ------------
Net Investment Income                                                                            1,474,896

Realized and Unrealized Gain (Loss) Allocated from Master Portfolio:
  Net Realized Gain on Investments                                                              21,491,609
  Net Change in Unrealized Appreciation/Depreciation                                           (41,502,574)
                                                                                              ------------
Net Loss Allocated from Master Portfolio                                                       (20,010,965)
                                                                                              ------------
Net Decrease in Net Assets Resulting from Operations                                          ($18,536,069)
                                                                                              ============

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Ten
                                                                            Year Ended       Months Ended      Year Ended
                                                                           Dec. 31, 2000    Dec. 31, 1999    Feb. 28, 1999
                                                                           -------------    -------------    -------------
Operations:
     Net Investment Income                                                 $   1,474,896    $   1,450,447    $     900,410
     Net Realized Gain                                                        21,491,609        3,311,136        1,173,696
     Net Change in Unrealized Appreciation/Depreciation                      (41,502,574)      25,053,893       11,546,437
                                                                           -------------    -------------    -------------
     Net Increase (Decrease) in Net Assets Resulting from Operations         (18,536,069)      29,815,476       13,620,543
                                                                           -------------    -------------    -------------
Distributions:
     From Net Investment Income                                               (1,521,638)      (1,457,567)        (734,711)
     From Net Realized Gains                                                  (7,213,767)      (3,812,545)          (7,666)
                                                                           -------------    -------------    -------------
     Total Distributions                                                      (8,735,405)      (5,270,112)        (742,377)
                                                                           -------------    -------------    -------------
Transactions in Shares of Beneficial Interest:
     Proceeds from Shares Sold                                                78,092,428       62,095,473      120,131,919
     Proceeds from Reinvestment of Distributions                               8,567,836        5,160,761          722,710
     Payment for Shares Redeemed                                             (64,996,557)     (45,065,070)     (26,706,110)
                                                                           -------------    -------------    -------------
     Net Increase in Net Assets from Beneficial Interest Transactions         21,663,707       22,191,164       94,148,519
                                                                           -------------    -------------    -------------
Total Increase (Decrease) in Net Assets                                       (5,607,767)      46,736,528      107,026,685

Net Assets:
     Beginning of Year                                                       185,859,160      139,122,632       32,095,947
                                                                           -------------    -------------    -------------
     End of Year*                                                          $ 180,251,393    $ 185,859,160    $ 139,122,632
                                                                           =============    =============    =============

Transactions in Shares of the Fund:
     Sold                                                                      4,527,345        3,712,450        8,336,831
     Issued in Reinvestment of Distributions                                     547,223          286,868           47,136
     Redeemed                                                                 (3,799,200)      (2,652,661)      (1,880,932)
                                                                           -------------    -------------    -------------
     Net Increase in Shares of the Fund                                        1,275,368        1,346,657        6,503,035
                                                                           =============    =============    =============

* Includes undistributed net investment income of $74,438, $209,461 and $216,489 for the year ended Dec. 31, 2000, ten months ended Dec. 31, 1999 and year ended Feb. 28, 1999, respectively.

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

1.  Organization

    The Strong Index 500 Fund ("the Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Funds financial statements.


2.  Significant Accounting Policies

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

    (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 5.61% in the net assets of the Master Portfolio at December 31, 2000. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

        Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

        The Fund generally pays dividends from net investment income and distributes any net capital gains that it realizes annually.

    (C) Accounting for Investments -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

    (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Funds shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

    (E) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.  Related Party Transactions

    SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a shareholder servicing fee at an annual rate of .25% of the Funds average daily net assets. The Fund pays SCMI a transfer agent fee based on contractually established rates for each open and closed shareholder account. Certain fees have been waived or absorbed by SCMI for the year ended December 31, 2000. Waived or absorbed fees continue at the discretion of SCMI. SCMI also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Charges allocated to the Fund by SCMI are included in Other Expenses in the Funds Statement of Operations. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount payable to SCMI at December 31, 2000 for shareholder servicing, other expenses and unaffiliated directors' fees for the year then ended were $50,450, $453,338, and $3,577, respectively.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2000

4.  Change in Accounting Policy

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                         Year Ended
                                                                                  --------------------------------------------------
                                                                                    Dec. 31,     Dec. 31,     Feb. 28,     Feb. 28,
Selected Per-Share Data/(a)/                                                         2000        1999/(b)/      1999       1998/(c)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   18.07   $   15.56    $   13.16       $ 10.00
Income From Investment Operations:
  Net Investment Income                                                                0.13        0.15         0.13          0.11
  Net Realized and Unrealized Gains (Losses) on Investments                           (1.86)       2.89         2.39          3.15
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                    (1.73)       3.04         2.52          3.26
Less Distributions:
  From Net Investment Income                                                          (0.13)      (0.15)       (0.12)        (0.09)
  From Net Realized Gains                                                             (0.62)      (0.38)       (0.00)/(d)/   (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                 (0.75)      (0.53)       (0.12)        (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   15.59   $   18.07    $   15.56       $ 13.16
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                                         -9.5%      +19.5%       +19.2%        +32.7%
  Net Assets, End of Period (In Thousands)                                        $  180,251  $  185,859   $  139,123      $ 32,096
  Ratio of Expenses to Average Net Assets Without Waivers and Absorptions              0.73%       0.69%*       0.73%         1.53%*
  Ratio of Expenses to Average Net Assets                                              0.45%       0.45%*       0.45%         0.44%*
  Ratio of Net Investment Income to Average Net Assets                                 0.80%       1.04%*       1.18%         1.43%*
  Portfolio Turnover Rate(e)                                                             10%          7%          11%            6%

*   Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) In 1999, the Fund changed its fiscal year-end from February to December.

(c) For the period from May 1, 1997 (inception) to February 28, 1998.

(d) Amount calculated is less than $0.01.

(e) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Strong Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Strong Index 500 Fund, a series of Strong Equity Funds, Inc. (the Fund), as of December 31, 2000, and the related statement of operations for the year then ended, statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and financial highlights for the year then ended, the ten-month period ended December 31, 1999, the year ended February 28, 1999 and for the period from May 1, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Strong Index 500 Fund as of December 31, 2000, the results of its operations, changes in its net assets and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
February 9, 2001

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
December 31, 2000

Income Tax Information (Unaudited)
During the year ended December 31, 2000, the Fund paid a capital gain distribution of $6,648,517 (taxable as long-term capital gains at 20%) to shareholders.

For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended December 31, 2000 which is designated as qualifying for the dividends-received deduction is 74.93%.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------------
Schedule of Investments                                             December 31, 2000

Security Name                                              Shares           Value
-------------------------------------------------------------------------------------
Common Stocks 98.11%
Advertising 0.23%
Interpublic Group of Companies Inc.                         82,980    $     3,531,836
Omnicom Group Inc.*                                         47,726          3,955,292
                                                                      ---------------
                                                                            7,487,128

Aerospace/Defense 1.53%
Boeing Co.                                                 239,661         15,817,626
General Dynamics Corp.                                      53,766          4,193,748
Goodrich (B.F.) Co.                                         27,496          1,000,167
Honeywell International Inc.                               215,192         10,181,272
Lockheed Martin Corp.                                      116,152          3,943,360
Northrop Grumman Corp.                                      19,325          1,603,975
Raytheon Co. "B"                                            91,716          2,848,928
United Technologies Corp.                                  126,426          9,940,244
                                                                      ---------------
                                                                           49,529,320

Airlines 0.26%
AMR Corp.+                                                  40,730          1,596,107
Delta Air Lines Inc.                                        33,183          1,665,372
Southwest Airlines Co.                                     135,467          4,542,209
US Airways Group Inc.+                                      18,173            737,142
                                                                      ---------------
                                                                            8,540,830

Apparel 0.19%
Liz Claiborne Inc.                                          14,054            584,998
Nike Inc. "B"                                               72,886          4,067,950
Reebok International Ltd.+                                  15,441            422,157
VF Corp.                                                    30,647          1,110,647
                                                                      ---------------
                                                                            6,185,752

Auto Manufacturers 0.65%
Ford Motor Company                                         505,692         11,852,156
General Motors Corp. "A"                                   152,432          7,764,505
Navistar International Corp.+                               16,072            420,886
PACCAR Inc.                                                 20,643          1,016,668
                                                                      ---------------
                                                                           21,054,215

Auto Parts & Equipment 0.16%
Cooper Tire & Rubber Co.                                    19,587            208,112
Dana Corp.                                                  39,873            610,555
Delphi Automotive Systems Corp.                            151,018          1,698,953
Goodyear Tire & Rubber Co.                                  42,493            976,914
TRW Inc.                                                    33,540          1,299,675
Visteon Corp.                                               35,355            406,583
                                                                      ---------------
                                                                            5,200,792

Banks 5.90%
AmSouth Bancorp                                            101,274          1,544,429
Bank of America Corp.                                      439,187         20,147,704
Bank of New York Co. Inc.                                  199,882         11,030,988
Bank One Corp.                                             312,146         11,432,347
BB&T Corp.                                                 107,040          3,993,930
Charter One Financial Inc.                                  56,106          1,620,061
Chase Manhattan Corp.                                      353,607         16,067,018
Comerica Inc.                                               42,305          2,511,859
Fifth Third Bancorp                                        124,672          7,449,152
First Union Corp.                                          264,408          7,353,848
Firstar Corp.                                              256,386          5,960,975
FleetBoston Financial Corp.                                244,164          9,171,410
Golden West Financial Corp.                                 42,705          2,882,587
Huntington Bancshares Inc.                                  67,709          1,096,039
KeyCorp                                                    114,832          3,215,296
Mellon Financial Corp.                                     131,742          6,480,060
National City Corp.                                        164,158          4,719,542
Northern Trust Corp.                                        59,804          4,877,764
Old Kent Financial Corp.                                    37,400          1,636,250
PNC Financial Services Group                                77,995          5,698,510
Regions Financial Corp.                                     59,797          1,633,206
SouthTrust Corp.                                            45,482          1,850,549
State Street Corp.                                          43,573          5,412,202
Summit Bancorp                                              47,130          1,799,777
SunTrust Banks Inc.                                         79,856    $     5,030,928
Synovus Financial Corp.                                     76,781          2,068,288
Union Planters Corp.                                        36,412          1,301,729
US Bancorp Inc.                                            203,241          5,932,097
Wachovia Corp.                                              54,873          3,189,493
Washington Mutual Inc.                                     145,477          7,719,373
Wells Fargo & Company                                      461,170         25,681,404
                                                                      ---------------
                                                                          190,508,815

Beverages 2.33%
Anheuser-Busch Companies Inc.                              243,386         11,074,063
Brown-Forman Corp. "B"                                      18,470          1,228,255
Coca-Cola Co.                                              669,145         40,776,023
Coca-Cola Enterprises Inc.*                                112,735          2,141,965
Coors (Adolf) Company "B"                                   10,003            803,366
PepsiCo Inc.                                               389,605         19,309,798
                                                                      ---------------
                                                                           75,333,470

Biotechnology 0.86%
Amgen Inc.+                                                278,742         17,822,067
Applera Corp. - Applied Biosystems Group                    56,733          5,336,448
Biogen Inc.+                                                39,988          2,401,779
Chiron Corp.+                                               51,620          2,297,090
                                                                      ---------------
                                                                           27,857,384

Building Materials 0.14%
Masco Corp.                                                120,443          3,093,880
Vulcan Materials Co.                                        27,248          1,304,498
                                                                      ---------------
                                                                            4,398,378

Chemicals 1.13%
Air Products & Chemicals Inc.                               61,830          2,535,030
Ashland Inc.                                                18,960            680,474
Dow Chemical Co.                                           183,033          6,703,584
Du Pont (E.I.) de Nemours                                  281,420         13,596,104
Eastman Chemical Co.                                        20,711          1,009,661
Engelhard Corp.                                             34,520            703,345
Great Lakes Chemical Corp.                                  13,575            504,820
Hercules Inc.                                               28,930            551,478
PPG Industries Inc.                                         45,624          2,112,962
Praxair Inc.                                                42,824          1,900,315
Rohm & Haas Co. A                                           59,282          2,152,678
Sherwin-Williams Co.                                        43,387          1,141,620
Sigma-Aldrich Corp.                                         20,748            815,656
Union Carbide Corp.                                         36,557          1,967,224
                                                                      ---------------
                                                                           36,374,951

Commercial Services 0.60%
Block (H & R) Inc.                                          24,704          1,022,128
Cendant Corp.+                                             196,668          1,892,934
Convergys Corp.+                                            41,599          1,884,955
Deluxe Corp.*                                               19,610            495,545
Donnelley (R.R.) & Sons Co.*                                32,943            889,461
Ecolab Inc.                                                 34,299          1,481,288
Equifax Inc.                                                38,271          1,097,899
McKesson HBOC Inc.                                          76,669          2,751,650
Moodys Corp.                                                43,833          1,125,960
Paychex Inc.                                               100,434          4,883,603
Quintiles Transnational Corp.+                              31,124            651,659
Robert Half International Inc.+                             47,930          1,270,145
                                                                      ---------------
                                                                           19,447,227

Computers 7.64%
Apple Computer Inc.+                                        87,659          1,303,928
Ceridian Corp.+                                             39,354            784,620
Cisco Systems Inc.+                                      1,942,161         74,287,658
Compaq Computer Corp.                                      458,720          6,903,736
Computer Sciences Corp.+                                    45,447          2,732,501
Dell Computer Corp.                                        698,011         12,171,567
Electronic Data Systems Corp.                              126,163          7,285,913
EMC Corp.+                                                 590,418         39,262,797
Gateway Inc.+                                               87,219          1,569,070
Hewlett-Packard Co.                                        533,570         16,840,803

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------------
Schedule of Investments (continued)                                 December 31, 2000

Security Name                                               Shares            Value
-------------------------------------------------------------------------------------
International Business Machines Corp.                      473,443    $    40,242,655
Lexmark International Group Inc. "A"+                       34,335          1,521,470
NCR Corp.+                                                  26,030          1,278,724
Network Appliance Inc.+                                     85,236          5,475,081
Sapient Corp.+                                              32,694            390,285
Sun Microsystems Inc.+                                     868,862         24,219,528
Unisys Corp.+                                               84,424          1,234,701
Veritas Software Corp.+                                    105,298          9,213,575
                                                                      ---------------
                                                                          246,718,612

Cosmetics/Personal Care 1.93%
Alberto-Culver Co. "B"                                      15,156            648,866
Avon Products Inc.                                          64,224          3,074,724
Colgate-Palmolive Co.                                      154,390          9,965,874
Gillette Co.                                               284,199         10,266,689
International Flavors & Fragrances Inc.                     26,389            536,027
Kimberly-Clark Corp.                                       143,986         10,178,370
Procter & Gamble Co.                                       351,786         27,593,214
                                                                      ---------------
                                                                           62,263,764

Distribution/Wholesale 0.22%
Costco Wholesale Corp.+                                    120,694          4,820,217
Genuine Parts Co.                                           46,718          1,223,428
Grainger (W.W.) Inc.                                        25,347            925,165
                                                                      ---------------
                                                                            6,968,810

Diversified Financial Services 6.93%
American Express Co.                                       358,880         19,715,970
Bear Stearns Companies Inc.                                 28,760          1,457,773
Capital One Financial Corp.                                 53,158          3,498,461
CIT Group Inc. (The)                                        70,714          1,423,119
Citigroup Inc.                                           1,356,413         69,261,825
Countrywide Credit Industries Inc.                          30,845          1,549,961
Fannie Mae                                                 271,787         23,577,522
Franklin Resources Inc.                                     65,788          2,506,523
Freddie Mac                                                187,588         12,920,124
Household International Inc.                               127,064          6,988,520
Lehman Brothers Holdings Inc.                               64,374          4,353,292
MBNA Corp.                                                 229,838          8,489,641
Merrill Lynch & Co. Inc.                                   218,606         14,906,197
Morgan (J.P.) & Co. Inc.                                    43,284          7,163,502
Morgan Stanley Dean Witter & Co.                           302,376         23,963,298
Price (T. Rowe) Group Inc.                                  32,773          1,385,171
Providian Financial Corp.                                   77,208          4,439,460
Schwab (Charles) Corp.                                     373,299         10,592,359
Stilwell Financial Inc.                                     60,038          2,367,749
USA Education Inc.*                                         44,351          3,015,868
                                                                      ---------------
                                                                          223,576,335

Electric 2.57%
AES Corp.*+                                                123,745          6,852,379
Allegheny Energy Inc.                                       29,790          1,435,506
Ameren Corp.                                                37,076          1,717,082
American Electric Power Inc.                                86,829          4,037,548
Calpine Corp.*+                                             76,020          3,425,651
Cinergy Corp.                                               42,969          1,509,286
CMS Energy Corp.                                            32,597          1,032,917
Consolidated Edison Inc.                                    57,137          2,199,774
Constellation Energy Group Inc.                             40,673          1,832,827
Dominion Resources Inc.                                     64,546          4,324,582
DTE Energy Co.                                              38,560          1,501,430
Duke Energy Corp.                                           99,504          8,482,716
Edison International                                        87,885          1,373,203
Entergy Corp.                                               60,091          2,542,600
Exelon Corp.                                                85,944          6,034,128
FirstEnergy Corp.                                           60,846          1,920,452
FPL Group Inc.                                              47,661          3,419,677
GPU Inc.                                                    32,767          1,206,235
Niagara Mohawk Holdings Inc.+                               43,287            722,352
NiSource Inc.                                               54,936          1,689,282
PG&E Corp.                                                 104,512          2,090,240
Pinnacle West Capital Corp.                                 22,869    $     1,089,136
PP&L Resources Inc.                                         39,091          1,766,425
Progress Energy Inc.                                        55,441          2,727,004
Public Service Enterprise Group Inc.                        57,793          2,810,185
Reliant Energy Inc.                                         79,444          3,440,918
Southern Co.                                               182,313          6,061,907
TXU Corporation                                             69,642          3,086,011
Xcel Energy Inc.                                            91,915          2,671,280
                                                                      ---------------
                                                                           83,002,733

Electrical Components & Equipment 0.39%
American Power Conversion Corp.+                            52,536            650,133
Emerson Electric Co.                                       115,216          9,080,461
Molex Inc.*                                                 52,747          1,872,518
Power-One Inc.+                                             21,140            831,066
                                                                      ---------------
                                                                           12,434,178

Electronics 0.76%
Agilent Technologies Inc.+                                 122,221          6,691,600
Johnson Controls Inc.                                       23,173          1,204,996
Millipore Corp.                                             12,550            790,650
Parker Hannifin Corp.                                       31,437          1,387,158
PerkinElmer Inc.                                            13,472          1,414,560
Sanmina Corp.+                                              40,918          3,135,342
Solectron Corp.+                                           171,835          5,825,206
Symbol Technologies Inc.*                                   39,560          1,424,160
Tektronix Inc.                                              25,464            857,819
Thermo Electron Corp.+                                      48,488          1,442,518
Thomas & Betts Corp.                                        15,653            253,383
                                                                      ---------------
                                                                           24,427,392

Engineering & Construction 0.02%
Fluor Corp.+                                                20,409            674,784
                                                                      ---------------
                                                                              674,784

Environmental Control 0.17%
Allied Waste Industries Inc.+                               53,109            773,400
Waste Management Inc.                                      167,795          4,656,311
                                                                      ---------------
                                                                            5,429,711

Food 2.21%
Albertson's Inc.                                           113,551          3,009,102
Archer-Daniels-Midland Co.                                 170,909          2,563,635
Campbell Soup Co.                                          113,591          3,933,088
ConAgra Foods Inc.                                         143,913          3,741,738
General Mills Inc.                                          76,322          3,401,099
Heinz (H.J.) Co.                                            93,628          4,441,478
Hershey Foods Corp.                                         36,745          2,365,459
Kellogg Co.                                                109,503          2,874,454
Kroger Co.+                                                222,137          6,011,583
Quaker Oats Co.                                             35,422          3,449,217
Ralston Purina Group                                        82,774          2,162,471
Safeway Inc.+                                              135,259          8,453,687
Sara Lee Corp.                                             224,963          5,525,654
SUPERVALU Inc.                                              35,681            495,074
Sysco Corp.                                                180,340          5,410,200
Unilever NV - NY Shares                                    154,234          9,707,102
Winn-Dixie Stores Inc.                                      37,681            730,069
Wrigley (William Jr.) Co.                                   30,495          2,921,802
                                                                      ---------------
                                                                           71,196,912

Forest Products & Paper 0.46%
Boise Cascade Corp.                                         15,546            522,734
Georgia-Pacific Corp.                                       60,580          1,885,553
International Paper Co.                                    129,866          5,300,156
Louisiana-Pacific Corp.                                     28,087            284,381
Mead Corp.                                                  27,097            850,168
Potlatch Corp.                                               7,722            259,170
Temple-Inland Inc.                                          13,318            714,178
Westvaco Corp.                                              27,182            793,375
Weyerhaeuser Co.                                            59,063          2,997,447
Willamette Industries Inc.                                  29,592          1,388,975
                                                                      ---------------
                                                                           14,996,137

-------------------------------------------------------------------------------------
Schedule of Investments (continued)                                 December 31, 2000

Security Name                                               Shares              Value
-------------------------------------------------------------------------------------
Gas 0.13%
KeySpan Corp.                                               36,383    $     1,541,730
NICOR Inc.                                                  12,349            533,322
ONEOK Inc.                                                   7,933            382,271
Peoples Energy Corp.                                         9,565            428,034
Sempra Energy                                               55,125          1,281,656
                                                                      ---------------
                                                                            4,167,013

Hand/Machine Tools 0.06%
Black & Decker Corp.                                        21,874            858,554
Snap-On Inc.                                                15,751            439,059
Stanley Works (The)                                         23,180            722,926
                                                                      ---------------
                                                                            2,020,539

Health Care 3.16%
Bard (C.R.) Inc.                                            13,767            641,026
Bausch & Lomb Inc.                                          14,470            585,131
Baxter International Inc.                                   79,351          7,007,685
Becton Dickinson & Co.                                      68,305          2,365,061
Biomet Inc.                                                 48,040          1,906,588
Boston Scientific Corp.+                                   109,427          1,497,782
Guidant Corp.+                                              83,030          4,478,431
HCA - The Healthcare Company                               149,084          6,561,187
Healthsouth Corp.+                                         104,309          1,701,541
Humana Inc.+                                                45,699            696,910
Johnson & Johnson                                          375,118         39,410,835
Manor Care Inc.+                                            27,629            569,848
Medtronic Inc.                                             324,222         19,574,903
St. Jude Medical Inc.+                                      22,905          1,407,226
Stryker Corp.                                               52,720          2,667,105
Tenet Healthcare Corp.                                      85,498          3,799,317
UnitedHealth Group Inc.                                     86,056          5,281,687
Wellpoint Health Networks Inc.+                             16,800          1,936,200
                                                                      ---------------
                                                                          102,088,463

Home Builders 0.05%
Centex Corp.                                                15,950            599,122
Kaufman & Broad Home Corp.*                                 11,567            389,663
Pulte Corp.                                                 11,041            465,792
                                                                      ---------------
                                                                            1,454,577

Home Furnishings 0.08%
Leggett & Platt Inc.                                        52,886          1,001,529
Maytag Corp.                                                20,724            669,644
Whirlpool Corp.                                             18,034            859,996
                                                                      ---------------
                                                                            2,531,169

Household Products/Wares 0.22%
American Greetings Corp. "A"                                17,176            162,099
Avery Dennison Corp.                                        29,728          1,631,324
Clorox Co.                                                  63,593          2,257,551
Fortune Brands Inc.                                         41,718          1,251,540
Newell Rubbermaid Inc.*                                     71,940          1,636,635
Tupperware Corp.                                            15,572            318,253
                                                                      ---------------
                                                                            7,257,402

Insurance 4.34%
Aetna Inc.+                                                 38,135          1,565,918
AFLAC Inc.                                                  71,636          5,171,224
Allstate Corp.                                             197,398          8,599,150
Ambac Financial Group Inc.                                  28,395          1,655,783
American General Corp.                                      67,912          5,534,828
American International Group Inc.                          628,067         61,903,854
AON Corp.                                                   69,093          2,366,418
Chubb Corp.                                                 47,246          4,086,779
CIGNA Corp.                                                 41,490          5,489,127
Cincinnati Financial Corp.                                  43,415          1,717,606
Conseco Inc.*                                               87,774          1,157,520
Hartford Financial Services Group Inc.                      60,868          4,298,803
Jefferson-Pilot Corp.                                       27,823          2,079,769
Lincoln National Corp.                                      51,681          2,445,157
Loews Corp.                                                 26,619          2,756,730
Marsh & McLennan Companies Inc.                             74,304          8,693,568
MBIA Inc.                                                   26,516    $     1,965,499
MetLife Inc.                                               206,229          7,218,015
MGIC Investment Corp.                                       28,810          1,942,874
Progressive Corporation                                     19,758          2,047,423
SAFECO Corp.                                                34,489          1,133,826
St. Paul Companies Inc.                                     58,710          3,188,687
Torchmark Corp.                                             34,061          1,309,220
UNUMProvident Corp.                                         65,009          1,747,117
                                                                      ---------------
                                                                          140,074,895

Iron/Steel 0.05%
Allegheny Technologies Inc.                                 21,745            345,202
Nucor Corp.                                                 20,992            833,120
USX-U.S. Steel Group Inc.                                   23,878            429,804
                                                                      ---------------
                                                                            1,608,126

Leisure Time 0.31%
Brunswick Corp.                                             23,519            386,594
Carnival Corp. "A"                                         157,679          4,858,484
Harley-Davidson Inc.                                        81,770          3,250,357
Sabre Holdings Corp.                                        34,886          1,504,459
                                                                      ---------------
                                                                            9,999,894

Lodging 0.20%
Harrahs Entertainment Inc.+                                 31,522            831,393
Hilton Hotels Corp.                                         99,377          1,043,458
Marriott International Inc. "A"*                            64,745          2,735,476
Starwood Hotels & Resorts Worldwide Inc.                    52,090          1,836,172
                                                                      ---------------
                                                                            6,446,499

Machinery 0.45%
Briggs & Stratton Corp.                                      5,828            258,618
Caterpillar Inc.                                            92,757          4,388,566
Cummins Engine Company Inc.                                 11,253            426,911
Deere & Co.                                                 63,260          2,898,099
Dover Corp.                                                 54,724          2,219,742
Ingersoll-Rand Co.                                          43,353          1,815,407
McDermott International Inc.                                16,299            175,214
Rockwell International Corp.                                49,453          2,355,199
                                                                      ---------------
                                                                           14,537,756

Manufacturers 5.74%
Cooper Industries Inc.                                      25,167          1,156,109
Crane Co.                                                   16,374            465,636
Danaher Corp.                                               38,309          2,619,378
Eastman Kodak Co.                                           80,917          3,186,107
Eaton Corp.                                                 18,851          1,417,360
FMC Corp.+                                                   8,237            590,490
General Electric Co.                                     2,673,790        128,174,808
Illinois Tool Works Inc.                                    81,474          4,852,795
ITT Industries Inc.                                         23,730            919,537
Minnesota Mining & Manufacturing Co.                       106,482         12,831,081
National Service Industries Inc.                            10,994            282,408
Pall Corp.                                                  33,251            708,662
Textron Inc.                                                38,358          1,783,647
Tyco International Ltd.                                    471,925         26,191,837
                                                                      ---------------
                                                                          185,179,855

Media 3.43%
America Online Inc.+                                       630,339         21,935,797
Clear Channel Communications Inc.+                         157,745          7,640,773
Comcast Corp. "A"+                                         243,587         10,169,757
Dow Jones & Co. Inc.                                        23,580          1,335,218
Gannett Co. Inc.                                            71,220          4,491,311
Harcourt General Inc.                                       19,719          1,127,927
Knight Ridder Inc.*                                         19,794          1,125,784
McGraw-Hill Companies Inc.                                  52,648          3,086,489
Meredith Corp.                                              13,565            436,623
New York Times Co. "A"                                      43,940          1,760,346
Time Warner Inc.                                           359,396         18,774,847
Tribune Co.                                                 81,494          3,443,121
Viacom Inc. "B"+                                           408,226         19,084,566
Walt Disney Co. (The)                                      562,493         16,277,141
                                                                      ---------------
                                                                          110,689,700

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------------
Schedule of Investments (continued)                                 December 31, 2000

Security Name                                               Shares              Value
-------------------------------------------------------------------------------------
Metal Fabricate/Hardware 0.01%
Timken Co.                                                  16,230    $       245,479
Worthington Industries Inc.                                 23,154            186,679
                                                                      ---------------
                                                                              432,158

Mining 0.52%
Alcan Aluminium Ltd.*                                       87,206          2,981,355
Alcoa Inc.                                                 233,401          7,818,933
Barrick Gold Corp.                                         106,829          1,749,859
Freeport-McMoRan Copper & Gold Inc.+                        40,178            344,024
Homestake Mining Company                                    71,219            298,230
Inco Ltd.+                                                  48,949            820,385
Newmont Mining Corp.                                        45,459            775,644
Phelps Dodge Corp.                                          21,233          1,185,067
Placer Dome Inc.                                            88,365            850,513
                                                                      ---------------
                                                                           16,824,010

Office/Business Equipment 0.10%
Pitney Bowes Inc.                                           68,067          2,254,719
Xerox Corp.                                                180,122            833,064
                                                                      ---------------
                                                                            3,087,783

Oil & Gas Producers 5.83%
Amerada Hess Corp.*                                         23,908          1,746,778
Anadarko Petroleum Corp.                                    67,153          4,773,235
Apache Corp.                                                33,296          2,332,801
Burlington Resources Inc.                                   58,092          2,933,646
Chevron Corp.                                              173,201         14,624,659
Coastal Corp.                                               58,300          5,148,619
Conoco Inc.                                                168,220          4,867,866
Devon Energy Corp.                                          34,670          2,113,830
EOG Resources Inc.                                          31,490          1,722,109
Exxon Mobil Corp.                                          937,998         81,547,201
Kerr-McGee Corp.                                            25,437          1,702,689
Kinder Morgan Inc.                                          30,850          1,609,984
Nabors Industries Inc.+                                     39,700          2,348,255
Occidental Petroleum Corp.                                  99,648          2,416,464
Phillips Petroleum Co.                                      68,915          3,919,541
Rowan Companies Inc.+                                       25,469            687,663
Royal Dutch Petroleum Co. - NY Shares                      578,651         35,044,551
Sunoco Inc.                                                 22,912            771,848
Texaco Inc.                                                148,429          9,221,152
Tosco Corp.                                                 39,073          1,326,040
Transocean Sedco Forex Inc.*                                56,861          2,615,606
Unocal Corp.                                                65,603          2,538,016
USX-Marathon Group Inc.                                     83,756          2,324,229
                                                                      ---------------
                                                                          188,336,782

Oil & Gas Services 0.63%
Baker Hughes Inc.                                           89,597          3,723,875
Halliburton Co.                                            119,396          4,328,105
Schlumberger Ltd.                                          154,516         12,351,623
                                                                      ---------------
                                                                           20,403,603

Packaging & Containers 0.06%
Ball Corp.                                                   7,697            354,543
Bemis Co.                                                   14,417            483,871
Pactiv Corp.+                                               42,685            528,227
Sealed Air Corp.*+                                          22,510            686,555
                                                                      ---------------
                                                                            2,053,196

Pharmaceuticals 9.71%
Abbott Laboratories                                        417,450         20,220,234
Allergan Inc.                                               35,489          3,435,779
ALZA Corp.+                                                 63,902          2,715,835
American Home Products Corp.                               353,642         22,473,949
Bristol-Myers Squibb Co.                                   527,565         39,006,837
Cardinal Health Inc.                                        75,379          7,509,633
Forest Laboratories Inc. "A"+                               23,640          3,141,165
King Pharmaceuticals Inc.+                                  45,550          2,354,366
Lilly (Eli) and Company                                    304,156         28,305,518
MedImmune Inc.+                                             56,850          2,711,034
Merck & Co. Inc.                                           622,267         58,259,748
Pfizer Inc.                                              1,702,455         78,312,930
Pharmacia Corporation                                      348,037    $    21,230,257
Schering-Plough Corp.                                      394,528         22,389,464
Watson Pharmaceuticals Inc.*+                               27,705          1,418,150
                                                                      ---------------
                                                                          313,484,899

Pipelines 0.96%
Dynegy Inc. "A"                                             87,180          4,887,529
El Paso Energy Corp.*                                       62,621          4,485,229
Enron Corp.                                                201,467         16,746,944
Williams Companies Inc.                                    118,756          4,742,818
                                                                      ---------------
                                                                           30,862,520

Retail 5.54%
AutoZone Inc.+                                              34,349            978,935
Bed Bath & Beyond Inc.+                                     76,397          1,709,383
Best Buy Co. Inc.+                                          56,024          1,656,210
Circuit City Stores Inc.                                    55,363            636,674
Consolidated Stores Corp.+                                  30,012            318,878
CVS Corp.                                                  105,736          6,337,552
Darden Restaurants Inc.                                     32,221            737,055
Dillards Inc. "A"                                           24,928            294,462
Dollar General Corp.*                                       88,843          1,676,912
Federated Department Stores Inc.+                           54,436          1,905,260
Gap Inc.                                                   229,285          5,846,767
Home Depot Inc.                                            624,937         28,551,809
Kmart Corp.+                                               130,437            692,947
Kohls Corp.+                                                89,512          5,460,232
Limited Inc.                                               114,839          1,959,440
Longs Drug Stores Corp.                                     10,155            244,989
Lowes Companies Inc.*                                      103,372          4,600,054
May Department Stores Co.                                   80,303          2,629,923
McDonalds Corp.                                            353,866         12,031,444
Nordstrom Inc.                                              34,805            633,016
Office Depot Inc.+                                          80,282            572,009
Penney (J.C.) Company Inc.                                  70,710            768,971
RadioShack Corp.                                            50,118          2,145,677
Sears, Roebuck and Co.                                      90,188          3,134,033
Staples Inc.*+                                             122,544          1,447,551
Starbucks Corp.+                                            50,485          2,233,961
Target Corp.                                               241,613          7,792,019
Tiffany & Co.                                               39,351          1,244,475
TJX Companies Inc.                                          75,947          2,107,529
Toys R Us Inc.*+                                            54,996            917,746
Tricon Global Restaurants Inc.+                             39,523          1,304,259
Walgreen Co.                                               273,290         11,426,938
Wal-Mart Stores Inc.                                     1,205,336         64,033,475
Wendys International Inc.                                   30,662            804,878
                                                                      ---------------
                                                                          178,835,463

Semiconductors 4.19%
Advanced Micro Devices Inc.+                                84,513          1,167,336
Altera Corp.+                                              106,992          2,815,227
Analog Devices Inc.+                                        96,540          4,941,641
Applied Materials Inc.+                                    218,827          8,356,456
Applied Micro Circuits Corp.+                               80,000          6,003,750
Broadcom Corp. "A"*+                                        63,445          5,361,103
Conexant Systems Inc.+                                      61,437            944,594
Intel Corp.                                              1,816,077         54,595,815
KLA-Tencor Corp.+                                           50,191          1,690,809
Linear Technology Corp.                                     85,382          3,948,918
LSI Logic Corp.*+                                           86,155          1,472,389
Maxim Integrated Products Inc.+                             76,769          3,670,518
Micron Technology Inc.+                                    153,078          5,434,269
National Semiconductor Corp.+                               48,132            968,657
Novellus Systems Inc.*+                                     35,515          1,276,320
QLogic Corp.+                                               24,710          1,902,670
Teradyne Inc.+                                              47,094          1,754,252
Texas Instruments Inc.                                     466,814         22,115,313
Vitesse Semiconductor Corp.+                                48,450          2,679,891
Xilinx Inc.+                                                88,923          4,101,573
                                                                      ---------------
                                                                          135,201,501


-------------------------------------------------------------------------------------
Schedule of Investments (continued)                                 December 31, 2000

Security Name                                               Shares              Value
-------------------------------------------------------------------------------------
Software 4.85%
Adobe Systems Inc.                                          64,874    $     3,774,856
Autodesk Inc.                                               15,621            420,791
Automatic Data Processing Inc.                             170,301         10,782,182
BMC Software Inc.+                                          66,289            928,046
BroadVision Inc.+                                           72,690            858,651
Citrix Systems Inc.*+                                       49,929          1,123,403
Computer Associates International Inc.                     156,697          3,055,592
Compuware Corp.+                                            98,510            615,688
First Data Corp.                                           106,631          5,618,121
IMS Health Inc.                                             79,227          2,139,129
Intuit Inc.+                                                55,620          2,193,514
Mercury Interactive Corp.+                                  21,839          1,970,970
Microsoft Corp.+                                         1,438,869         62,410,943
Novell Inc.+                                                88,506            461,891
Oracle Corp.+                                            1,510,410         43,896,291
Parametric Technology Corp.+                                73,497            987,616
PeopleSoft Inc.+                                            77,065          2,865,855
Siebel Systems Inc.+                                       115,858          7,849,380
Yahoo! Inc.*+                                              150,622          4,544,548
                                                                      ---------------
                                                                          156,497,467

Telecommunication Equipment 3.10%
ADC Telecommunications Inc.+                               208,227          3,774,108
Andrew Corp.+                                               21,902            476,369
Avaya Inc.+                                                 75,123            774,706
Comverse Technology Inc.+                                   44,462          4,829,685
JDS Uniphase Corp.+                                        259,531         10,819,199
Lucent Technologies Inc.                                   901,127         12,165,215
Motorola Inc.                                              589,407         11,935,492
Nortel Networks Corp.                                      835,842         26,799,184
Palm Inc.+                                                 152,649          4,321,875
QUALCOMM Inc.+                                             201,829         16,587,821
Scientific-Atlanta Inc.                                     43,553          1,418,195
Tellabs Inc.+                                              110,702          6,254,663
                                                                      ---------------
                                                                          100,156,512

Telecommunications 2.56%
Adaptec Inc.+                                               26,616            272,814
Cabletron Systems Inc.+                                     49,627            747,507
Corning Inc.                                               248,114         13,103,521
Global Crossing Ltd.+                                      238,948          3,419,943
Nextel Communications Inc. "A"+                            205,551          5,087,387
Qwest Communications International Inc.+                   446,893         18,322,613
Sprint Corp. (PCS Group)*+                                 251,556          5,141,176
Verizon Communications Inc.                                728,348         36,508,444
                                                                      ---------------
                                                                           82,603,405

Telephone 3.23%
Alltel Corp.                                                84,380          5,268,476
AT&T Corp.                                               1,012,862         17,535,174
BellSouth Corp.                                            504,061         20,634,997
CenturyTel Inc.                                             37,988          1,358,071
SBC Communications Inc.                                    913,362         43,613,036
Sprint Corp. (FON Group)                                   238,559          4,845,730
WorldCom Inc.+                                             776,832         10,924,200
                                                                      ---------------
                                                                          104,179,684

Tobacco 0.86%
Philip Morris Companies Inc.                               600,048         26,402,112
UST Inc.                                                    44,002          1,234,806
                                                                      ---------------
                                                                           27,636,918

Toys/Games/Hobbies 0.07%
Hasbro Inc.                                                 46,530            494,381
Mattel Inc.                                                115,130          1,662,477
                                                                      ---------------
                                                                            2,156,858

Transportation 0.38%
Burlington Northern Santa Fe Corp.                         106,522    $     3,015,904
CSX Corp.                                                   58,579          1,519,393
FedEx Corp.+                                                76,979          3,076,081
Norfolk Southern Corp.                                     103,489          1,377,697
Union Pacific Corp.                                         66,851          3,392,688
                                                                      ---------------
                                                                           12,381,763

Trucking & Leasing 0.01%
Ryder System Inc.                                           16,205            269,408
                                                                      ---------------
                                                                              269,408
-------------------------------------------------------------------------------------
Total Common Stocks (Cost: $2,709,715,389)                              3,167,067,448
-------------------------------------------------------------------------------------

Security                                               Face Amount              Value
-------------------------------------------------------------------------------------
Short Term Instruments 1.54%
Federal Home Loan Mortgage Corporation
        Discount Note 6.51%, 01/16/01+++                 2,797,620          2,797,620
Goldman Sachs Financial Square Prime
        Obligation Fund+++                               8,755,795          8,755,795
Providian Temp Cash Money Market
        Fund+++                                         10,101,664         10,101,664
Short Term Investment Company Liquid
        Assets Portfolio+++                             19,231,511         19,231,511
U.S. Treasury Bill
        5.57%**, 03/22/01++                              9,050,000          8,937,002
-------------------------------------------------------------------------------------
Total Short Term Instruments (Cost: $49,819,915)                           49,823,592
-------------------------------------------------------------------------------------

Security                                                Face Amount          Value
-------------------------------------------------------------------------------------
Repurchase Agreements 0.35%
Investors Bank & Trust Tri Party Repurchase
        Agreement, dated 12/29/00, due 01/02/01,
        with a maturity value of $11,363,024 and
        an effective yield of 5.73%                     11,355,794         11,355,794
-------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost: $11,355,794)                            11,355,794
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Investments in Securities
        (Cost $2,770,891,098) 100.00%                                   3,228,246,834
Other Assets, Less Liabilities 0.00%                                         (157,151)
-------------------------------------------------------------------------------------
Net Assets 100.00%                                                    $ 3,228,089,683
=====================================================================================

  *  Denotes all or part of security on loan. See Note 4.

 **  Yield to Maturity.

  +  Non-income earning securities.

 ++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolios holdings of index futures contracts. See Note 1.

+++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS
Investments at market value (Cost: $2,770,891,098) (Note 1)   $3,228,246,834
Receivables:
  Investment securities sold                                      45,101,153
  Dividends and interest                                           2,852,727
                                                              --------------
Total Assets                                                   3,276,200,714
                                                              --------------

LIABILITIES
Payables:
  Investment securities purchased                                  5,992,072
  Due to broker - variation margin                                   793,723
  Collateral for securities loaned (Note 4)                       40,886,590
  Due to BGFA (Note 2)                                               438,646
                                                              --------------
Total Liabilities                                                 48,111,031
                                                              --------------
NET ASSETS                                                    $3,228,089,683
                                                              ==============

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

For the Year Ended December 31, 2000

NET INVESTMENT INCOME
  Dividends (Net of foreign withholding tax of $40,582)                       $    43,710,718
  Interest (Includes securities lending income of $112,736)                         6,026,454
                                                                              ---------------
Total Investment Income                                                            49,737,172
                                                                              ---------------

EXPENSES (NOTE 2)
  Advisory fees                                                                     1,961,851
                                                                              ---------------
Total Expenses                                                                      1,961,851
                                                                              ---------------
NET INVESTMENT INCOME                                                              47,775,321
                                                                              ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                                        862,950,326
  Net realized loss on sale of futures contracts                                   (8,196,362)
  Net change in unrealized appreciation (depreciation) of investments          (1,234,235,819)
  Net change in unrealized appreciation (depreciation) of futures contracts       (10,595,675)
                                                                              ---------------
Net Loss on Investments                                                          (390,077,530)
                                                                              ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          ($  342,302,209)
                                                                              ===============

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Year Ended    For the Period Ended     For the Year Ended
                                                                  December 31, 2000      December 31, 1999*      February 28, 1999
                                                                 ------------------    --------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                             $    47,775,321         $    52,303,458        $    43,674,276
  Net realized gain                                                     854,753,964             170,279,517            181,973,840
  Net change in unrealized appreciation (depreciation)               (1,244,831,494)            562,095,831            250,798,350
                                                                    ---------------         ---------------        ---------------
Net increase (decrease) in net assets resulting from operations        (342,302,209)            784,678,806            476,446,466
Interestholder transactions:
  Contributions                                                       1,599,306,476           1,849,624,688          2,288,411,987
  Withdrawals                                                        (2,856,439,610)         (1,493,871,246)        (1,431,828,889)
                                                                    ---------------         ---------------        ---------------
Net increase (decrease) in net assets resulting from
  interestholder transactions                                        (1,257,133,134)            355,753,442            856,583,098
                                                                    ---------------         ---------------        ---------------
Increase (decrease) in net assets                                    (1,599,435,343)          1,140,432,248          1,333,029,564

NET ASSETS:
Beginning of period                                                   4,827,525,026           3,687,092,778          2,354,063,214
                                                                    ---------------         ---------------        ---------------
End of period                                                       $ 3,228,089,683         $ 4,827,525,026        $ 3,687,092,778
                                                                    ===============         ===============        ===============

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2000

1.  Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Security Valuation -- The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIPs Board of Trustees.

    Security Transactions and Income Recognition -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

    Federal Income Taxes -- MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    Futures Contracts -- The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
December 31, 2000

    As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:

                                        Expiration      Notional     Net Unrealized
    Number of Contracts  Futures Index     Date      Contract Value   Depreciation
    -------------------  -------------  ----------   --------------  --------------
             55             S&P 500       03/16/01      $18,356,250      ($723,100)

    The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,050,000.

    Repurchase Agreements -- Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolios cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisors responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

    The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $11,592,589.

2.  Agreements and Other Transactions with Affiliates

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolios assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolios outstanding beneficial interests.

3.  Investment Portfolio Transactions

    For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

    Purchases at cost               $  399,446,810
    Sales proceeds                   1,508,761,551

    At December 31, 2000, the cost of investments for federal income tax purposes was $2,777,752,970. Net unrealized appreciation aggregated $450,493,864, of which $787,496,946 represented gross unrealized appreciation on securities and $337,003,082 represented gross unrealized depreciation on securities.

4.  Portfolio Securities Loaned

    As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The value of the securities on loan at December 31, 2000 was $39,952,214 and the value of the related collateral was $40,886,590.

--------------------------------------------------------------------------------

5.  Financial Highlights
    The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:

                                                    For the       For the       For the       For the       For the        For the
                                                   Year Ended  Period Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  December 31, December 31,   February 28,  February 28,  February 28,  February 29,
                                                      2000         1999*          1999          1998          1997          1996
                                                  -----------  ------------   ------------  ------------  ------------   -----------
        Ratio of expenses to average net assets+     0.05%         0.05%         0.05%          0.05%       0.05%          0.05%
        Ratio of net investment income to average
          net assets+                                1.22%         1.44%         1.61%          1.89%       2.31%          2.68%
        Portfolio turnover rate                        10%            7%           11%             6%          4%             2%
        Total return                                -9.19%        19.82%++      19.65%         34.77%      25.97%         34.50%

        * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

        +  Annualized for periods of less than one year.

       ++  Not annualized.

6.  Change in Accounting Policy

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolios financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and financial highlights for the year then ended, the ten-month period ended December 31, 1999, and for each of the years in the four-year period ended February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
February 9, 2001

                       See Notes to Financial Statements.

                                   Directors

                               Richard S. Strong
                                Willie D. Davis
                                Stanley Kritzik
                                 Neal Malicky
                               Marvin E. Nevins
                                William F. Vogt

                                   Officers

                   Richard S. Strong, Chairman of the Board
                    Elizabeth N. Cohernour, Vice President
          Cathleen A. Ebacher, Vice President and Assistant Secretary
          Susan A. Hollister, Vice President and Assistant Secretary
                      Dennis A. Wallestad, Vice President
                       Thomas M. Zoeller, Vice President
                           John W. Widmer, Treasurer
                     Rhonda K. Haight, Assistant Treasurer

                              Investment Advisor

                         Barclays Global Fund Advisors
              45 Fremont Street, San Francisco, California 94105

                                  Distributor

                           Strong Investments, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   Custodian

                        Investors Bank & Trust Company
                 89 South Street, Boston, Massachusetts 02111

                                    Auditor

                                   KPMG LLP
           Three Embarcadero Center, San Francisco, California 94111

                                 Legal Counsel

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

         For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities offered through Strong Investments, Inc. RT10170-0101



         Strong Investments
         P.O. Box 2936    Milwaukee, WI 53201
         www.Strong.com


         To order a free prospectus kit, call
         1-800-368-1030

         To learn more about our funds, discuss an existing account, or conduct a transaction, call
         1-800-368-3863

         If you are a Financial Professional, call
         1-800-368-1683

         Visit our web site at
         www.Strong.com

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